First Quarter Report
June 30, 2023 (Unaudited)
Columbia Adaptive Retirement Funds
Columbia Adaptive Retirement 2020 Fund
Columbia Adaptive Retirement 2025 Fund
Columbia Adaptive Retirement 2030 Fund
Columbia Adaptive Retirement 2035 Fund
Columbia Adaptive Retirement 2040 Fund
Columbia Adaptive Retirement 2045 Fund
Columbia Adaptive Retirement 2050 Fund
Columbia Adaptive Retirement 2055 Fund
Columbia Adaptive Retirement 2060 Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Adaptive Retirement 2020 Fund, June 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 4.1%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	5,694	55,862
Total Alternative Strategies Funds (Cost $58,713)		55,862

Exchange-Traded Equity Funds 4.0%

Real Estate 4.0%
iShares U.S. Real Estate ETF	638	55,213
Total Exchange-Traded Equity Funds (Cost $56,899)		55,213

Exchange-Traded Fixed Income Funds 7.9%

Emerging Markets 1.0%
iShares JPMorgan USD Emerging Markets Bond ETF	159	13,760
Inflation Protected Securities 4.0%
iShares TIPS Bond ETF	512	55,102
Investment Grade 2.9%
Vanguard Mortgage-Backed Securities ETF	884	40,655
Total Exchange-Traded Fixed Income Funds (Cost $114,723)		109,517

Multi-Asset/Tactical Strategies Funds 80.0%
	Shares	Value ($)
Columbia Solutions Aggressive Portfolio(a)	10,982	91,152
Columbia Solutions Conservative Portfolio(a)	112,371	1,012,459
Total Multi-Asset/Tactical Strategies Funds (Cost $1,192,618)		1,103,611

Money Market Funds 4.4%

Columbia Short-Term Cash Fund, 5.323%(a),(b)	61,193	61,168
Total Money Market Funds (Cost $61,161)		61,168
Total Investments in Securities (Cost: $1,484,114)		1,385,371
Other Assets & Liabilities, Net		(5,671)
Net Assets		1,379,700
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Commodity Strategy Fund, Institutional 3 Class
	53,468	27,935	(25,256)	(285)	55,862	—	(2,962)	—	5,694
Columbia Short-Term Cash Fund, 5.323%
	72,828	71,721	(83,367)	(14)	61,168	—	2	619	61,193
Columbia Solutions Aggressive Portfolio
	88,097	546	(2,282)	4,791	91,152	—	(328)	—	10,982
Columbia Solutions Conservative Portfolio
	978,938	23,079	(4,528)	14,970	1,012,459	—	(497)	—	112,371
Total	1,193,331			19,462	1,220,641	—	(3,785)	619

(b)	The rate shown is the seven-day current annualized yield at June 30, 2023.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	Columbia Adaptive Retirement 2020 Fund | First Quarter Report 2023

Portfolio of Investments
Columbia Adaptive Retirement 2025 Fund, June 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 4.0%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	4,148	40,692
Total Alternative Strategies Funds (Cost $42,713)		40,692

Exchange-Traded Equity Funds 4.0%

Real Estate 4.0%
iShares U.S. Real Estate ETF	466	40,328
Total Exchange-Traded Equity Funds (Cost $41,521)		40,328

Exchange-Traded Fixed Income Funds 8.0%

Emerging Markets 1.0%
iShares JPMorgan USD Emerging Markets Bond ETF	120	10,385
Inflation Protected Securities 4.0%
iShares TIPS Bond ETF	375	40,357
Investment Grade 3.0%
Vanguard Mortgage-Backed Securities ETF	649	29,848
Total Exchange-Traded Fixed Income Funds (Cost $84,795)		80,590

Multi-Asset/Tactical Strategies Funds 80.0%
	Shares	Value ($)
Columbia Solutions Aggressive Portfolio(a)	17,165	142,467
Columbia Solutions Conservative Portfolio(a)	73,824	665,159
Total Multi-Asset/Tactical Strategies Funds (Cost $882,718)		807,626

Money Market Funds 3.9%

Columbia Short-Term Cash Fund, 5.323%(a),(b)	39,304	39,288
Total Money Market Funds (Cost $39,283)		39,288
Total Investments in Securities (Cost: $1,091,030)		1,008,524
Other Assets & Liabilities, Net		1,127
Net Assets		1,009,651
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Commodity Strategy Fund, Institutional 3 Class
	40,973	21,403	(21,649)	(35)	40,692	—	(2,493)	—	4,148
Columbia Short-Term Cash Fund, 5.323%
	59,653	51,958	(72,307)	(16)	39,288	—	4	457	39,304
Columbia Solutions Aggressive Portfolio
	144,275	—	(10,793)	8,985	142,467	—	(1,868)	—	17,165
Columbia Solutions Conservative Portfolio
	673,937	5,999	(27,488)	12,711	665,159	—	(2,984)	—	73,824
Total	918,838			21,645	887,606	—	(7,341)	457

(b)	The rate shown is the seven-day current annualized yield at June 30, 2023.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Adaptive Retirement 2025 Fund | First Quarter Report 2023	3

Portfolio of Investments
Columbia Adaptive Retirement 2030 Fund, June 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 4.0%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	10,003	98,128
Total Alternative Strategies Funds (Cost $103,111)		98,128

Exchange-Traded Equity Funds 4.0%

Real Estate 4.0%
iShares U.S. Real Estate ETF	1,122	97,098
Total Exchange-Traded Equity Funds (Cost $100,118)		97,098

Exchange-Traded Fixed Income Funds 8.0%

Emerging Markets 1.0%
iShares JPMorgan USD Emerging Markets Bond ETF	280	24,231
Inflation Protected Securities 4.0%
iShares TIPS Bond ETF	902	97,074
Investment Grade 3.0%
Vanguard Mortgage-Backed Securities ETF	1,582	72,756
Total Exchange-Traded Fixed Income Funds (Cost $207,757)		194,061

Multi-Asset/Tactical Strategies Funds 80.0%
	Shares	Value ($)
Columbia Solutions Aggressive Portfolio(a)	70,387	584,216
Columbia Solutions Conservative Portfolio(a)	151,174	1,362,076
Total Multi-Asset/Tactical Strategies Funds (Cost $2,176,621)		1,946,292

Money Market Funds 4.2%

Columbia Short-Term Cash Fund, 5.323%(a),(b)	101,241	101,200
Total Money Market Funds (Cost $101,187)		101,200
Total Investments in Securities (Cost: $2,688,794)		2,436,779
Other Assets & Liabilities, Net		(4,571)
Net Assets		2,432,208
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Commodity Strategy Fund, Institutional 3 Class
	94,323	49,873	(45,641)	(427)	98,128	—	(5,352)	—	10,003
Columbia Short-Term Cash Fund, 5.323%
	110,080	120,869	(129,727)	(22)	101,200	—	5	997	101,241
Columbia Solutions Aggressive Portfolio
	565,727	9,273	(24,198)	33,414	584,216	—	(4,837)	—	70,387
Columbia Solutions Conservative Portfolio
	1,319,645	31,620	(10,210)	21,021	1,362,076	—	(1,586)	—	151,174
Total	2,089,775			53,986	2,145,620	—	(11,770)	997

(b)	The rate shown is the seven-day current annualized yield at June 30, 2023.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Adaptive Retirement 2030 Fund | First Quarter Report 2023

Portfolio of Investments
Columbia Adaptive Retirement 2035 Fund, June 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 4.0%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	6,067	59,515
Total Alternative Strategies Funds (Cost $62,491)		59,515

Exchange-Traded Equity Funds 4.0%

Real Estate 4.0%
iShares U.S. Real Estate ETF	683	59,107
Total Exchange-Traded Equity Funds (Cost $60,759)		59,107

Exchange-Traded Fixed Income Funds 8.0%

Emerging Markets 1.0%
iShares JPMorgan USD Emerging Markets Bond ETF	170	14,712
Inflation Protected Securities 4.0%
iShares TIPS Bond ETF	549	59,084
Investment Grade 3.0%
Vanguard Mortgage-Backed Securities ETF	963	44,288
Total Exchange-Traded Fixed Income Funds (Cost $119,975)		118,084

Multi-Asset/Tactical Strategies Funds 80.0%
	Shares	Value ($)
Columbia Solutions Aggressive Portfolio(a)	65,131	540,585
Columbia Solutions Conservative Portfolio(a)	71,623	645,325
Total Multi-Asset/Tactical Strategies Funds (Cost $1,211,111)		1,185,910

Money Market Funds 4.1%

Columbia Short-Term Cash Fund, 5.323%(a),(b)	60,497	60,473
Total Money Market Funds (Cost $60,468)		60,473
Total Investments in Securities (Cost: $1,514,804)		1,483,089
Other Assets & Liabilities, Net		(1,292)
Net Assets		1,481,797
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Commodity Strategy Fund, Institutional 3 Class
	80,813	29,996	(52,229)	935	59,515	—	(4,187)	—	6,067
Columbia Short-Term Cash Fund, 5.323%
	97,315	147,034	(183,851)	(25)	60,473	—	13	633	60,497
Columbia Solutions Aggressive Portfolio
	736,979	6,962	(291,678)	88,322	540,585	—	(61,692)	—	65,131
Columbia Solutions Conservative Portfolio
	880,193	15,759	(301,289)	50,662	645,325	—	(40,334)	—	71,623
Total	1,795,300			139,894	1,305,898	—	(106,200)	633

(b)	The rate shown is the seven-day current annualized yield at June 30, 2023.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Adaptive Retirement 2035 Fund | First Quarter Report 2023	5

Portfolio of Investments
Columbia Adaptive Retirement 2040 Fund, June 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 4.0%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	6,421	62,992
Total Alternative Strategies Funds (Cost $66,198)		62,992

Exchange-Traded Equity Funds 4.0%

Real Estate 4.0%
iShares U.S. Real Estate ETF	728	63,001
Total Exchange-Traded Equity Funds (Cost $64,968)		63,001

Exchange-Traded Fixed Income Funds 8.0%

Emerging Markets 1.0%
iShares JPMorgan USD Emerging Markets Bond ETF	180	15,577
Inflation Protected Securities 4.0%
iShares TIPS Bond ETF	585	62,958
Investment Grade 3.0%
Vanguard Mortgage-Backed Securities ETF	1,025	47,140
Total Exchange-Traded Fixed Income Funds (Cost $134,152)		125,675

Multi-Asset/Tactical Strategies Funds 80.0%
	Shares	Value ($)
Columbia Solutions Aggressive Portfolio(a)	95,878	795,791
Columbia Solutions Conservative Portfolio(a)	52,047	468,942
Total Multi-Asset/Tactical Strategies Funds (Cost $1,418,229)		1,264,733

Money Market Funds 4.2%

Columbia Short-Term Cash Fund, 5.323%(a),(b)	66,355	66,328
Total Money Market Funds (Cost $66,320)		66,328
Total Investments in Securities (Cost: $1,749,867)		1,582,729
Other Assets & Liabilities, Net		(2,697)
Net Assets		1,580,032
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Commodity Strategy Fund, Institutional 3 Class
	60,375	31,832	(28,920)	(295)	62,992	—	(3,391)	—	6,421
Columbia Short-Term Cash Fund, 5.323%
	77,023	89,410	(100,090)	(15)	66,328	—	1	676	66,355
Columbia Solutions Aggressive Portfolio
	761,075	17,282	(26,610)	44,044	795,791	—	(5,487)	—	95,878
Columbia Solutions Conservative Portfolio
	448,695	17,873	(5,102)	7,476	468,942	—	(856)	—	52,047
Total	1,347,168			51,210	1,394,053	—	(9,733)	676

(b)	The rate shown is the seven-day current annualized yield at June 30, 2023.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
6	Columbia Adaptive Retirement 2040 Fund | First Quarter Report 2023

Portfolio of Investments
Columbia Adaptive Retirement 2045 Fund, June 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 4.0%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	5,831	57,201
Total Alternative Strategies Funds (Cost $59,923)		57,201

Exchange-Traded Equity Funds 4.0%

Real Estate 4.0%
iShares U.S. Real Estate ETF	664	57,462
Total Exchange-Traded Equity Funds (Cost $59,095)		57,462

Exchange-Traded Fixed Income Funds 7.9%

Emerging Markets 0.9%
iShares JPMorgan USD Emerging Markets Bond ETF	163	14,106
Inflation Protected Securities 4.0%
iShares TIPS Bond ETF	534	57,469
Investment Grade 3.0%
Vanguard Mortgage-Backed Securities ETF	936	43,047
Total Exchange-Traded Fixed Income Funds (Cost $121,575)		114,622

Multi-Asset/Tactical Strategies Funds 80.1%
	Shares	Value ($)
Columbia Solutions Aggressive Portfolio(a)	111,351	924,214
Columbia Solutions Conservative Portfolio(a)	25,762	232,123
Total Multi-Asset/Tactical Strategies Funds (Cost $1,299,772)		1,156,337

Money Market Funds 4.3%

Columbia Short-Term Cash Fund, 5.323%(a),(b)	62,121	62,096
Total Money Market Funds (Cost $62,088)		62,096
Total Investments in Securities (Cost: $1,602,453)		1,447,718
Other Assets & Liabilities, Net		(3,689)
Net Assets		1,444,029
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Commodity Strategy Fund, Institutional 3 Class
	53,467	30,825	(26,929)	(162)	57,201	—	(3,158)	—	5,831
Columbia Short-Term Cash Fund, 5.323%
	70,723	111,304	(119,916)	(15)	62,096	—	2	635	62,121
Columbia Solutions Aggressive Portfolio
	857,323	36,196	(17,281)	47,976	924,214	—	(3,510)	—	111,351
Columbia Solutions Conservative Portfolio
	215,417	14,344	(1,064)	3,426	232,123	—	(178)	—	25,762
Total	1,196,930			51,225	1,275,634	—	(6,844)	635

(b)	The rate shown is the seven-day current annualized yield at June 30, 2023.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Adaptive Retirement 2045 Fund | First Quarter Report 2023	7

Portfolio of Investments
Columbia Adaptive Retirement 2050 Fund, June 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 4.0%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	6,715	65,877
Total Alternative Strategies Funds (Cost $68,730)		65,877

Exchange-Traded Equity Funds 4.0%

Real Estate 4.0%
iShares U.S. Real Estate ETF	757	65,511
Total Exchange-Traded Equity Funds (Cost $67,071)		65,511

Exchange-Traded Fixed Income Funds 7.9%

Emerging Markets 1.0%
iShares JPMorgan USD Emerging Markets Bond ETF	186	16,097
Inflation Protected Securities 3.9%
iShares TIPS Bond ETF	608	65,433
Investment Grade 3.0%
Vanguard Mortgage-Backed Securities ETF	1,066	49,025
Total Exchange-Traded Fixed Income Funds (Cost $138,830)		130,555

Multi-Asset/Tactical Strategies Funds 80.1%
	Shares	Value ($)
Columbia Solutions Aggressive Portfolio(a)	148,927	1,236,092
Columbia Solutions Conservative Portfolio(a)	9,207	82,955
Total Multi-Asset/Tactical Strategies Funds (Cost $1,474,934)		1,319,047

Money Market Funds 4.0%

Columbia Short-Term Cash Fund, 5.323%(a),(b)	65,906	65,880
Total Money Market Funds (Cost $65,873)		65,880
Total Investments in Securities (Cost: $1,815,438)		1,646,870
Other Assets & Liabilities, Net		(588)
Net Assets		1,646,282
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Commodity Strategy Fund, Institutional 3 Class
	62,356	39,311	(35,934)	144	65,877	—	(4,188)	—	6,715
Columbia Short-Term Cash Fund, 5.323%
	78,645	240,393	(253,137)	(21)	65,880	—	6	747	65,906
Columbia Solutions Aggressive Portfolio
	1,173,502	99,740	(123,442)	86,292	1,236,092	—	(26,354)	—	148,927
Columbia Solutions Conservative Portfolio
	78,601	7,019	(4,638)	1,973	82,955	—	(802)	—	9,207
Total	1,393,104			88,388	1,450,804	—	(31,338)	747

(b)	The rate shown is the seven-day current annualized yield at June 30, 2023.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
8	Columbia Adaptive Retirement 2050 Fund | First Quarter Report 2023

Portfolio of Investments
Columbia Adaptive Retirement 2055 Fund, June 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 4.0%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	6,734	66,054
Total Alternative Strategies Funds (Cost $69,200)		66,054

Exchange-Traded Equity Funds 4.0%

Real Estate 4.0%
iShares U.S. Real Estate ETF	757	65,511
Total Exchange-Traded Equity Funds (Cost $67,495)		65,511

Exchange-Traded Fixed Income Funds 7.9%

Emerging Markets 0.9%
iShares JPMorgan USD Emerging Markets Bond ETF	184	15,924
Inflation Protected Securities 4.0%
iShares TIPS Bond ETF	608	65,433
Investment Grade 3.0%
Vanguard Mortgage-Backed Securities ETF	1,067	49,071
Total Exchange-Traded Fixed Income Funds (Cost $139,942)		130,428

Multi-Asset/Tactical Strategies Funds 80.1%
	Shares	Value ($)
Columbia Solutions Aggressive Portfolio(a)	159,001	1,319,708
Total Multi-Asset/Tactical Strategies Funds (Cost $1,517,166)		1,319,708

Money Market Funds 4.3%

Columbia Short-Term Cash Fund, 5.323%(a),(b)	70,879	70,851
Total Money Market Funds (Cost $70,843)		70,851
Total Investments in Securities (Cost: $1,864,646)		1,652,552
Other Assets & Liabilities, Net		(4,926)
Net Assets		1,647,626
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Commodity Strategy Fund, Institutional 3 Class
	62,156	35,864	(31,825)	(141)	66,054	—	(3,732)	—	6,734
Columbia Short-Term Cash Fund, 5.323%
	77,679	112,861	(119,672)	(17)	70,851	—	5	685	70,879
Columbia Solutions Aggressive Portfolio
	1,248,855	31,171	(30,386)	70,068	1,319,708	—	(6,663)	—	159,001
Total	1,388,690			69,910	1,456,613	—	(10,390)	685

(b)	The rate shown is the seven-day current annualized yield at June 30, 2023.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Adaptive Retirement 2055 Fund | First Quarter Report 2023	9

Portfolio of Investments
Columbia Adaptive Retirement 2060 Fund, June 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 4.0%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	8,547	83,850
Total Alternative Strategies Funds (Cost $87,719)		83,850

Exchange-Traded Equity Funds 4.0%

Real Estate 4.0%
iShares U.S. Real Estate ETF	961	83,165
Total Exchange-Traded Equity Funds (Cost $85,547)		83,165

Exchange-Traded Fixed Income Funds 7.9%

Emerging Markets 1.0%
iShares JPMorgan USD Emerging Markets Bond ETF	235	20,337
Inflation Protected Securities 3.9%
iShares TIPS Bond ETF	772	83,083
Investment Grade 3.0%
Vanguard Mortgage-Backed Securities ETF	1,354	62,270
Total Exchange-Traded Fixed Income Funds (Cost $177,533)		165,690

Multi-Asset/Tactical Strategies Funds 80.1%
	Shares	Value ($)
Columbia Solutions Aggressive Portfolio(a)	201,835	1,675,232
Total Multi-Asset/Tactical Strategies Funds (Cost $1,897,628)		1,675,232

Money Market Funds 4.3%

Columbia Short-Term Cash Fund, 5.323%(a),(b)	89,603	89,567
Total Money Market Funds (Cost $89,558)		89,567
Total Investments in Securities (Cost: $2,337,985)		2,097,504
Other Assets & Liabilities, Net		(5,877)
Net Assets		2,091,627
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Commodity Strategy Fund, Institutional 3 Class
	78,500	46,656	(41,190)	(116)	83,850	—	(4,781)	—	8,547
Columbia Short-Term Cash Fund, 5.323%
	96,757	159,718	(166,885)	(23)	89,567	—	8	866	89,603
Columbia Solutions Aggressive Portfolio
	1,577,433	54,141	(47,079)	90,737	1,675,232	—	(10,358)	—	201,835
Total	1,752,690			90,598	1,848,649	—	(15,131)	866

(b)	The rate shown is the seven-day current annualized yield at June 30, 2023.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
10	Columbia Adaptive Retirement 2060 Fund | First Quarter Report 2023

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1QT295_03_N01_(08/23)